Retirement benefit obligations - Movement (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	SFr (1,281,525)
Net defined benefit (liability) asset at end of period		SFr (1,281,525)
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	(9,276,675)	(9,406,967)
Current service cost	(306,491)	(325,144)
Past service cost	36,459	219,104
Interest (cost) income	(98,639)	(23,742)
Employee contributions	(244,097)	(222,772)
Actuarial gain arising from changes in financial assumptions	1,923,273	295,480
Actuarial gain arising from changes in demographic assumptions	51,085	186,583
Actuarial gain/ (loss) on experience adjustment	6,850	(115,175)
Benefits paid	225,706	115,958
Net defined benefit (liability) asset at end of period	(7,682,529)	(9,276,675)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	7,995,150	7,714,430
Interest (cost) income	88,751	15,429
Employee contributions	244,097	222,772
Employer contributions	291,313	264,817
Plan assets loss	(525,770)	(106,340)
Benefits paid	(225,706)	(115,958)
Net defined benefit (liability) asset at end of period	SFr 7,867,835	SFr 7,995,150